Thai Floods (Summary of Insurance Recoveries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Interruption Loss [Line Items]
Proceeds from insurance settlement	¥ 5,656	¥ 6,387	¥ 12,076
Insurance Claims for Fixed assets, Inventories and Expenses | Cost of Sales and Other Operating (Income) Expense, Net
Business Interruption Loss [Line Items]
Proceeds from insurance settlement			624
Insurance Claims for Business Interruption | Other Operating Revenue
Business Interruption Loss [Line Items]
Proceeds from insurance settlement	¥ 5,656	¥ 6,387	¥ 11,452